CONVERTIBLE NOTES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CONVERTIBLE NOTES
Proceeds from the issuance of convertible notes	$ 740,000	$ 900,000
Monterey Capital Acquisition Corporation
CONVERTIBLE NOTES
Proceeds from the issuance of convertible notes			$ 445,000	$ 0
Monterey Capital Acquisition Corporation | Convertible note
CONVERTIBLE NOTES
Convertible notes			$ 445,000